Nature of Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash and cash equivalents	$ 631,077		$ 32,092	$ 882,870
Allowance for accounts receivable	20,957		0	0
Allowance for inventory	0		0	0
Deferred offering costs	281,076		20,000	153,597
Advertising costs	$ 76,080	$ 17,057	$ 33,000	$ 34,000
One Customer [Member] | Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk percentage	57.00%	16.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk percentage	50.00%		10.00%	68.00%